7. STOCKHOLDERS' DEFICIT (Details ) (USD $)				6 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2014 Warrant1Member	Jun. 30, 2014 Warrant 2 [Member]	Jun. 30, 2014 Warrant 3 [Member]	Jun. 30, 2014 Warrant 4 [Member]	Jun. 30, 2014 Warrant 5 [Member]	Jun. 30, 2014 Warrant 6 [Member]	Jun. 30, 2014 Warrant 7 [Member]	Jun. 30, 2014 Warrant 8 [Member]	Jun. 30, 2014 Warrant 9 [Member]
Warrants outstanding		6,463,206	6,862,167	471,856	3,590,522	6,790	439,883	285,186	1,858,089	5,580,467	200,000	561,798
Warrants exercise price	$ 1.12	$ 0.67	$ 0.70	$ 0.80	$ 0.80	$ 1.01	$ 0.68	$ 1.05	$ 1.08	$ 0.39	$ 0.50	$ 0.45
Expiration date				2014-07-26	2015-03-01	2015-09-10	2016-03-31	2016-11-20	2018-05-23	2018-05-23	2019-04-23	2019-05-22